Financial instruments recognized in the statement of financial position and related effect on the income statement - Disclosure of detailed information about financial instruments (Details) - EUR (€)
€ in Thousands
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 87,404	€ 105,351
Financial assets, fair value	87,404	105,351
Financial liabilities	39,070	47,002
Financial liabilities, fair value	39,070	47,002
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	39,070	47,002
Financial liabilities—non-current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,095	22,286
Financial liabilities, fair value	18,095	22,286
Financial liabilities—non-current portion | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities—non-current portion | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,095	22,286
Financial liabilities—current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,934	8,709
Financial liabilities, fair value	8,934	8,709
Financial liabilities—current portion | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities—current portion | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,934	8,709
Trade payables and others
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12,041	16,007
Financial liabilities, fair value	12,041	16,007
Trade payables and others | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Trade payables and others | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12,041	16,007
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	70,417	91,051
Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,987	14,300
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,390	10,281
Financial assets, fair value	10,390	10,281
Non-current financial assets | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	10,390	10,281
Non-current financial assets | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade receivables and others
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,987	14,300
Financial assets, fair value	16,987	14,300
Trade receivables and others | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade receivables and others | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,987	14,300
Short-term investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,323	14,374
Financial assets, fair value	6,323	14,374
Short-term investments | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,323	14,374
Short-term investments | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	53,704	66,396
Financial assets, fair value	53,704	66,396
Cash and cash equivalents | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	53,704	66,396
Cash and cash equivalents | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 0